Employee Future Benefits - Rollforward of Net Defined Benefit Obligation and Fair Value of Plan Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Defined Benefit Liability (Asset)
Pension costs - defined benefit plans	$ 7	$ 7
Remeasurements
Impact of remeasurements on other comprehensive income	13	(11)
Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	22	36
Current service cost	5	5
Interest expense (income)	2	2
Pension costs - defined benefit plans	7	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	(14)	(9)
Loss from change in demographic assumptions	2
Loss from change in financial assumptions	14	11
Experience gains	12	(9)
Change in asset ceiling, excluding amounts included in interest expense		(6)
Impact of remeasurements on other comprehensive income	14	(13)
Exchange differences	1	(1)
Contributions
Employers	(8)	(7)
Plan participants	0	0
Benefit payments	0	0
Ending balance	36	22
Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	106	105
Current service cost	2	2
Interest expense (income)	3	3
Curtailments	(1)
Pension costs - defined benefit plans	4	5
Remeasurements
Loss from change in financial assumptions	1	2
Experience gains	(2)
Impact of remeasurements on other comprehensive income	(1)	2
Exchange differences	1	(1)
Contributions
Employers	(9)	(5)
Benefit payments	0	0
Ending balance	101	106
TOTAL | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	22	30
Current service cost	5	5
Interest expense (income)	2	2
Pension costs - defined benefit plans	7	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	(14)	(9)
Loss from change in demographic assumptions	2
Loss from change in financial assumptions	14	11
Experience gains	12	(9)
Change in asset ceiling, excluding amounts included in interest expense		0
Impact of remeasurements on other comprehensive income	14	(7)
Exchange differences	1	(1)
Contributions
Employers	(8)	(7)
Plan participants	0	0
Benefit payments	0	0
Ending balance	36	22
PRESENT VALUE OF OBLIGATION | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	482	484
Current service cost	5	5
Interest expense (income)	17	18
Pension costs - defined benefit plans	22	23
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	0	0
Loss from change in demographic assumptions	2
Loss from change in financial assumptions	14	11
Experience gains	12	(9)
Change in asset ceiling, excluding amounts included in interest expense		0
Impact of remeasurements on other comprehensive income	28	2
Exchange differences	1	(1)
Contributions
Employers	0	0
Plan participants	2	2
Benefit payments	(27)	(28)
Ending balance	508	482
PRESENT VALUE OF OBLIGATION | Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	106	105
Current service cost	2	2
Interest expense (income)	3	3
Curtailments	(1)
Pension costs - defined benefit plans	4	5
Remeasurements
Loss from change in financial assumptions	1	2
Experience gains	(2)
Impact of remeasurements on other comprehensive income	(1)	2
Exchange differences	1	(1)
Contributions
Employers	0	0
Benefit payments	(9)	(5)
Ending balance	101	106
FAIR VALUE OF PLAN ASSETS | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	(460)	(454)
Current service cost	0	0
Interest expense (income)	(15)	(16)
Pension costs - defined benefit plans	(15)	(16)
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	(14)	(9)
Loss from change in demographic assumptions	0
Loss from change in financial assumptions	0	0
Experience gains	0	0
Change in asset ceiling, excluding amounts included in interest expense		0
Impact of remeasurements on other comprehensive income	(14)	(9)
Exchange differences	0	0
Contributions
Employers	(8)	(7)
Plan participants	(2)	(2)
Benefit payments	27	28
Ending balance	(472)	(460)
FAIR VALUE OF PLAN ASSETS | Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	0	0
Current service cost	0	0
Interest expense (income)	0	0
Curtailments	0
Pension costs - defined benefit plans	0	0
Remeasurements
Loss from change in financial assumptions	0	0
Experience gains	0
Impact of remeasurements on other comprehensive income	0	0
Exchange differences	0	0
Contributions
Employers	(9)	(5)
Benefit payments	9	5
Ending balance	0	0
IMPACT OF MINIMUM FUNDING REQUIREMENT (ASSET CEILING) | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	0	6
Current service cost	0	0
Interest expense (income)	0	0
Pension costs - defined benefit plans	0	0
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	0	0
Loss from change in demographic assumptions	0
Loss from change in financial assumptions	0	0
Experience gains	0	0
Change in asset ceiling, excluding amounts included in interest expense		(6)
Impact of remeasurements on other comprehensive income	0	(6)
Exchange differences	0	0
Contributions
Employers	0	0
Plan participants	0	0
Benefit payments	0	0
Ending balance	$ 0	$ 0